Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity [Abstract]
Schedule of Valuation Assumptions

The assumptions used for options granted during the six months ended June 30, 2026, are as follows:

June 30, 2026
Exercise Price	$6.00- $12.00
Expected dividends	0%
Expected volatility	322.65% - 322.94%
Risk free interest rate	4.04% - 4.51%
Expected life of option	10

The assumptions used for options granted during the year ended December 31, 2025 and 2024, are as follows:

December 31, 2025
Exercise Price	$5.00 - $7.40
Expected dividends	0%
Expected volatility	363.00% - 366.01%
Risk free interest rate	4.04% - 4.57%
Expected life of option	10 years

December 31, 2024
Exercise Price	$35.60 - $38.40
Expected dividends	0%
Expected volatility	215.44% - 218.11%
Risk free interest rate	4.17% - 4.69%
Expected life of option	10 years

Schedule of Warrant Activity

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2025 – outstanding	569,922	$36.05	9.06
Granted	1,283,500	9.46	9.46
Exercised	-	—	-
Forfeited/Cancelled	-	—	-
Expired	(51)	90,876	-
Balance – June 30, 2026 – outstanding	1,853,371	15.13	9.31
Balance – June 30, 2026 – exercisable	1,834,726	$14.67	9.31

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	103,679	$178.60	8.84
Granted	466,243	$4.34	10.00
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – December 31, 2025 – outstanding	569,922	$36.05	9.06
Balance – December 31, 2025 – exercisable	557,277	$34.96	9.04

Schedule of Option Outstanding and Exercisable
Options Outstanding			Options Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$15.13	1,853,371	9.31	$14.67	1,834,726	9.31

Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$36.05	569,922	9.06	$34.96	557,277	9.04

Schedule of Warrant Activity

The assumptions used for warrants granted during the six months ended June 30, 2026, are as follows:

June 30, 2026
Exercise Price	$5.14 - $10.00
Expected dividends	—%
Expected volatility	322.86% - 323.02%
Risk free interest rate	3.78% - 4.25%
Expected life of warrants	1.81 - 4.39 years

The assumptions used for warrants granted during the year ended December 31, 2025, are as follows:

December 31, 2025
Exercise Price	$6.80 - 24.00
Expected dividends	0%
Expected volatility	196.11% - 279.01%
Risk free interest rate	3.57% - 4.45%
Expected life of warrants	5 years

December 31, 2024
Exercise Price	$5.20 - 140.00
Expected dividends	0%
Expected volatility	201.06% - 309.08%
Risk free interest rate	3.41% - 4.66%
Expected life of warrants	5 years

Schedule of Warrant Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2025 – outstanding	2,401,378	$12.51	3.55
Granted	67,292	10.00	5.00
Exercised	(427,768)	—	—
Forfeited/Cancelled	(102)	—	—
Balance – June 30, 2026 – outstanding	2,040,800	$11.42	3.23
Balance – June 30, 2026 – exercisable	2,040,800	$11.42	3.23

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	1,310,343	$8.00	3.64
Granted	1,183,367	$14.71	5.00
Exercised	(92,043)	$5.14	-
Forfeited/Cancelled	(290)	$2,363	-
Balance – December 31, 2025 – outstanding	2,401,378	$6.73	3.55
Balance – December 31, 2025 – exercisable	2,401,378	$6.73	3.55

Schedule of Warrants Outstanding and Exercisable
Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$11.42	2,040,800	3.23	$11.42	2,040,800	3.23

Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$6.73	2,401,378	3.55	$6.73	2,401,378	3.55